Management of Financial Risks - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 $ / €	Dec. 31, 2022	Dec. 31, 2021 € / $	Dec. 31, 2022 € / $	Dec. 31, 2022 $ / €
Foreign exchange risk
Closing rate	1.103765		1.13260	1.072650	1.072650
NIS
Foreign exchange risk
Closing rate	3.97763	3.78240	3.51590
Average rate	3.98960	3.53440	3.82077
AUD
Foreign exchange risk
Closing rate	1.62033	1.57630	1.56150
Average rate	1.63002	1.51430	1.57494
USD
Foreign exchange risk
Closing rate	1.10377	1.07270	1.13260
Average rate	1.08242	1.05170	1.18274